Benefit Plans - Summarizes The Components Of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 35	$ 40	$ 107	$ 120	$ 159	$ 142	$ 25
Interest cost	38	48	114	144	190	231	41
Expected return on plan assets	(58)	(64)	(180)	(192)	(255)	(232)	(42)
Amortization of net loss	9	0	19	0
Net periodic benefit cost	$ 24	$ 24	$ 60	$ 72	$ 94	$ 141	$ 24